Financial risks - Disclosure of detailed information about financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure Of Financial Risks [Line Items]
Convertible debentures	$ 350,000	$ 350,000
Lease liabilities	10,126
Revolving credit facility	19,482	30,000
Financial liabilities	379,608
2020 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	1,256
Revolving credit facility	2,630
Financial liabilities	17,891
2021 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	1,256
Revolving credit facility	2,630
Financial liabilities	66,122
2022 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	1,256
Revolving credit facility	2,630
Financial liabilities	315,886
2023 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	1,261
Revolving credit facility	21,773
Financial liabilities	23,034
2024 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	1,284
Revolving credit facility	0
Financial liabilities	1,284
2025-2029 [Member]
Disclosure Of Financial Risks [Line Items]
Lease liabilities	6,422
Revolving credit facility	0
Financial liabilities	6,422
Convertible debenture (2016) [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	50,000		$ 50,000
Convertible debenture (2016) [Member] | 2020 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	2,005
Convertible debenture (2016) [Member] | 2021 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	50,236
Convertible debenture (2016) [Member] | 2022 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Convertible debenture (2016) [Member] | 2023 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Convertible debenture (2016) [Member] | 2024 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Convertible debenture (2016) [Member] | 2025-2029 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debentures (2018) [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	300,000	$ 300,000
Conv. debentures (2018) [Member] | 2020 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	12,000
Conv. debentures (2018) [Member] | 2021 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	12,000
Conv. debentures (2018) [Member] | 2022 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	312,000
Conv. debentures (2018) [Member] | 2023 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debentures (2018) [Member] | 2024 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	0
Conv. debentures (2018) [Member] | 2025-2029 [Member]
Disclosure Of Financial Risks [Line Items]
Convertible debentures	$ 0